Accrued expenses and other payables (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Accrued expenses and other payables
Accrual for salary and bonus		¥ 18,184		¥ 62,216
Other taxes and surcharge payable		31,000		52,027
Down payments collected on behalf of secondary property sellers	[1]	0		301
Amounts due to franchisees	[2]	2,252		9,108
Amounts due to third parties under collaborative agreements	[3]	48,133
Accrued expenses		24,670		22,506
Receipt in advance		37,037		32,225
Professional service fee		4,158		5,490
Others		72,764		97,775
Accrued expenses and other payables		¥ 238,198	$ 37,378	¥ 281,648

[1]	These amounts were held on behalf of home purchasers in respect of their down payments made for secondary property transactions for which legal title transfer from property sellers had not yet been completed. (see note 2(j)(iv))
[2]	The Group entered into franchise agreements with certain real estate agency companies which are granted with the right to use the Group’s brands, access of listings in the Group’s platform and other resources. These amounts as of December 31, 2020 and 2021 represent the commission received on behalf of the real estate agency companies and guarantee deposits.
[3]	The amount represents funds provided by third parties under Collaborative Agreements (see note 1) for the parking space sales projects